UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21636
                                                    ----------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: DECEMBER 31
                                              ------------

                    Date of reporting period: MARCH 31, 2006
                                             ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

   PRINCIPAL                                                                   MARKET
     VALUE                                                                     VALUE
(LOCAL CURRENCY)                                                            (US DOLLARS)
----------------                                                           ---------------
  FOREIGN BONDS AND NOTES+ - 137.2%

                  ARGENTINA - 4.3%
       4,000,000  Banco Hipotecario SA (USD), 9.75%, 11/16/10 ..........   $    4,152,599
       9,474,526  Republic of Argentina (USD), 8.28%, 12/31/33 .........        9,332,408
      12,653,448  Republic of Argentina (USD), Zero coupon, 12/15/35 ...        1,186,261
                                                                           ---------------
                                                                               14,671,268
                                                                           ---------------
                  AUSTRALIA - 5.2%
      10,500,000  Australian Government (AUD), 7.50%, 9/15/09 ..........        8,016,725
       5,000,000  New South Wales Treasury Corp. (AUD), 8.00%, 3/01/08 .        3,738,471
       8,300,000  Queensland Treasury (AUD), 6.00%, 7/14/09 ............        6,038,316
                                                                           ---------------
                                                                               17,793,512
                                                                           ---------------
                  AUSTRIA - 0.6%
       2,500,000  Republic of Austria (TRY), 14.00%, 8/03/06 ...........        1,859,240
                                                                           ---------------
                  BRAZIL - 12.5%
      18,000,000  Banco Bradesco SA (BRL), 17.50%, 12/10/07 ............        8,796,211
       4,000,000  Banco do Brasil SA (USD), 7.95%, 10/23/49** ..........        3,997,908
       1,410,000  BIE Bank & Trust (BRL), 16.80%, 3/13/07 ..............          665,254
      11,355,000  BIE Bank & Trust (BRL), 14.10%, 2/02/09 ..............        5,252,475
       5,750,000  Brazil Citigroup (BRL), 15.00%, 7/02/10 ..............        2,897,054
       1,997,120  Brazil NTN - C Note (BRL), 11.00%, 4/02/08 ...........        2,421,091
      31,903,000  Electropaulo Metropolitan (BRL), 19.13%, 6/28/10 .....       16,511,719
       2,000,000  Petrobras International Finance (USD), 8.38%, 12/10/18        2,268,100
                                                                           ---------------
                                                                               42,809,812
                                                                           ---------------
                  CANADA - 8.5%
       9,805,000  Canadian Government (CAD), 4.25%, 9/01/08 ............        8,436,154
       7,000,000  Canadian Government (CAD), 5.25%, 6/01/13 ............        6,366,203
       3,000,000  Canadian Government (CAD), 5.75%, 6/01/29 ............        3,108,199
       7,000,000  Province of Manitoba (NZD), 6.38%, 9/01/15 ...........        4,317,818
      10,965,000  Province of Ontario (NZD), 6.25%, 6/16/15 ............        6,675,128
                                                                           ---------------
                                                                               28,903,502
                                                                           ---------------
                  COLOMBIA - 4.8%
  14,113,000,000  Republic of Colombia (COP), 11.75%, 3/01/10 ..........        7,098,238
  16,903,000,000  Republic of Colombia (COP), 12.00%, 10/22/15 .........        9,291,946
                                                                           ---------------
                                                                               16,390,184
                                                                           ---------------
                  DOMINICAN REPUBLIC - 3.0%
       2,458,290  Dominican Republic (USD), 9.04%, 1/23/18 .............        2,683,223
       7,350,000  Dominican Republic (USD), 8.63%, 4/20/27 .............        7,408,433
                                                                           ---------------
                                                                               10,091,656
                                                                           ---------------
                  ECUADOR - 3.6%
      11,700,000  Republic of Ecuador (USD), 9.38%, 12/15/15 ...........       12,390,300
                                                                           ---------------


             See Notes to Quarterly Portfolio of Investments.             Page 1

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

   PRINCIPAL                                                                   MARKET
     VALUE                                                                     VALUE
(LOCAL CURRENCY)                                                            (US DOLLARS)
----------------                                                           ---------------
  FOREIGN BONDS AND NOTES+ - CONTINUED

                  GERMANY - 5.2%
       4,600,000  KfW Bankengruppe (GBP), 4.75%, 12/07/10 ..............   $    8,014,415
       3,650,000  KfW International Finance (CAD), 4.95%, 10/14/14 .....        3,216,601
      11,000,000  KfW Kredit Wiederaufbau (NZD), 6.00%, 7/15/09 ........        6,693,788
                                                                           ---------------
                                                                               17,924,804
                                                                           ---------------
                  INDONESIA - 5.1%
  53,500,000,000  Indonesia Recapital Bond (IDR), 14.00%, 6/15/09 ......        6,199,788
  98,500,000,000  Indonesia Recapital Bond (IDR), 13.15%, 3/15/10 ......       11,225,856
                                                                           ---------------
                                                                               17,425,644
                                                                           ---------------
                  JAMAICA - 1.3%
       3,000,000  Government of Jamaica (EUR), 11.00%, 7/27/12 .........        4,399,040
                                                                           ---------------
                  KAZAKHSTAN - 5.4%
       4,300,000  BTA Finance Luxembourg (USD), 8.25%, 1/25/49 .........        4,257,925
       3,300,000  Kazkommerts Finance 2 BV (USD), 9.20%, 11/29/49 ......        3,511,695
       6,000,000  Kazkommerts International BV (USD), 7.88%, 4/07/14 ...        6,174,600
       4,600,000  TuranAlem Finance BV (USD), 8.00%, 3/24/14 ...........        4,685,072
                                                                           ---------------
                                                                               18,629,292
                                                                           ---------------
                  MEXICO - 7.4%
      98,600,000  Mexican Fixed Rate Bonds (MXN), 8.00%, 12/19/13 ......        8,777,432
      61,355,100  Mexican Fixed Rate Bonds (MXN), 9.50%, 12/18/14 ......        6,002,586
     123,000,000  United Mexican States (MXN), 8.00%, 12/07/23 .........       10,601,392
                                                                           ---------------
                                                                               25,381,410
                                                                           ---------------
                  MULTINATIONAL - 14.9%
       8,700,000  Asian Development Bank (AUD), 5.50%, 2/15/16 .........        6,153,885
       8,540,000  Council of Europe (AUD), 5.50%, 8/15/08 ..............        6,100,956
       2,000,000  European Investment Bank (TRY), 14.50%, 2/21/07 ......        1,520,268
       4,400,000  European Investment Bank (GBP), 7.63%, 12/07/07 ......        8,010,359
      12,300,000  European Investment Bank (NZD), 6.75%, 11/17/08 ......        7,641,920
       8,400,000  European Investment Bank (AUD), 5.75%, 9/15/09 .......        6,045,741
       6,500,000  European Investment Bank (NZD), 6.50%, 9/10/14 .......        4,035,136
      12,000,000  International Bank Reconstruction &
                     Development (NZD), 6.38%, 7/15/09 .................        7,396,065
       2,240,000  Nordic Investment Bank (GBP), 5.75%, 11/06/08 ........        3,994,148
                                                                           ---------------
                                                                               50,898,478
                                                                           ---------------


Page 2              See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
MARCH 31, 2006 (UNAUDITED)

   PRINCIPAL                                                                   MARKET
     VALUE                                                                     VALUE
(LOCAL CURRENCY)                                                            (US DOLLARS)
----------------                                                           ---------------
  FOREIGN BONDS AND NOTES+ - CONTINUED

                  NETHERLANDS - 4.4%
       4,900,000  Bank Nederlandse Gemeenten NV (GBP), 4.63%, 12/07/06 .   $    8,509,979
      11,000,000  Bank Nederlandse Gemeenten NV (NZD), 5.25%, 6/17/09 ..        6,523,421
                                                                           ---------------
                                                                               15,033,400
                                                                           ---------------
                  NORWAY - 7.2%
      11,000,000  Eksportsfinans (TRY), 14.63%, 3/15/07 ................        8,338,974
      11,300,000  Kommunalbanken (TRY), 14.75%, 2/09/09 ................        8,527,739
       4,500,000  Kommunalbanken AS (GBP), 4.75%, 1/28/10 ..............        7,818,414
                                                                           ---------------
                                                                               24,685,127
                                                                           ---------------
                  PERU - 3.1%
      16,750,000  Peru Bono Soberano (PEN), 9.91%, 5/05/15 .............        5,819,110
       4,000,000  Republic of Peru (USD), 9.88%, 2/06/15 ...............        4,727,600
                                                                           ---------------
                                                                               10,546,710
                                                                           ---------------
                  PHILIPPINES - 4.3%
       6,400,000  Republic of Philippines (USD), 9.50%, 2/02/30 ........        7,614,720
       7,000,000  Republic of Philippines (USD), 7.75%, 1/14/31 ........        7,065,800
                                                                           ---------------
                                                                               14,680,520
                                                                           ---------------
                  RUSSIA - 14.2%
       9,300,000  Alrosa Company SA (USD), 8.88%, 11/17/14 .............       10,605,255
       9,400,000  Evraz Group SA (USD), 8.25%, 11/10/15 ................        9,567,687
     136,269,000  Russian Railways, Class A (RUB), 8.38%, 6/30/12 ......        4,961,348
      11,000,000  Russian Stand Bank (USD), 8.88%, 12/16/15 ............       11,310,398
      12,000,000  UBS Luxembourg (Vimpelcom) (USD), 8.00%, 2/11/10 .....       12,198,000
                                                                           ---------------
                                                                               48,642,688
                                                                           ---------------
                  SPAIN - 2.4%
      11,500,000  Instituto de Credito Oficial (AUD), 5.50%, 10/11/12 ..        8,128,642
                                                                           ---------------
                  SWEDEN - 1.4%
       8,000,000  Swedish Export Credit (NZD), 4.30%, 6/26/06 ..........        4,888,179
                                                                           ---------------
                  TURKEY - 2.1%
       6,700,000  Finans Capital Finance Ltd. (USD), 9.00%, 10/07/14 ...        7,127,795
                                                                           ---------------
                  UNITED KINGDOM - 4.8%
       3,000,000  United Kingdom Treasury (GBP), 7.25%, 12/07/07 .......        5,446,326
       3,100,000  United Kingdom Treasury (GBP), 5.00%, 3/07/08 ........        5,441,650
       3,100,000  United Kingdom Treasury (GBP), 5.75%, 12/07/09 .......        5,618,191
                                                                           ---------------
                                                                               16,506,167
                                                                           ---------------
                  UNITED STATES - 0.4%
       2,000,000  General Electric Capital Corp. (TRY), 12.25%, 8/10/09         1,516,251
                                                                           ---------------
                  URUGUAY - 4.1%
       8,500,000  Oriental Republic of Uruguay (USD), 7.63%, 3/21/36 ...        8,364,850
       2,750,000  Republic of Uruguay (USD), 9.25%, 5/17/17 ............        3,210,625
       2,400,000  Republic of Uruguay (USD), 8.00%, 11/18/22 ...........        2,535,360
                                                                           ---------------
                                                                               14,110,835
                                                                           ---------------
                  VENEZUELA - 7.0%
       1,000,000  Republic of Venezuela (USD), 9.25%, 9/15/27 ..........        1,272,950
      17,700,000  Republic of Venezuela (USD), 9.38%, 1/13/34 ..........       22,693,170
                                                                           ---------------
                                                                               23,966,120
                                                                           ---------------


             See Notes to Quarterly Portfolio of Investments.             Page 3

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2005 (UNAUDITED)

                                                                               MARKET
                                                                                VALUE
                                                                            (US DOLLARS)
                                                                           ---------------
  FOREIGN BONDS AND NOTES+ - CONTINUED

                  TOTAL FOREIGN BONDS AND NOTES+ .......................   $  469,400,576
                                                                           ---------------
                  (Cost $464,103,598)

                  TOTAL INVESTMENTS - 137.2% ...........................      469,400,576
                  (Cost $464,103,598)*

                  LOANS OUTSTANDING - (42.9)% ..........................     (146,801,422)
                                                                           ---------------
                  NET OTHER ASSETS AND LIABILITIES - 5.7% ..............       19,674,550
                                                                           ---------------
                  NET ASSETS - 100.0% ..................................   $  342,273,704
                                                                           ===============

________________________________________

 *    Aggregate cost for federal income tax and financial reporting purposes.

 + Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc. - the Sub-Advisor.

** Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At March 31, 2006, these securities amounted to $3,997,908 or 1.17% of net assets
      (Note 1F).

AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
EUR   European Monetary Unit
GBP   British Pound Sterling
IDR   Indonesian Rupiah
KRW   South Korean Won
MXN   Mexican Peso
NZD   New Zealand Dollar
PEN   Peruvian New Sol
RUB   Russian Rouble
SGD   Singapore Dollar
TRY   Turkish Lira
USD   United States Dollar


Page 4              See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
MARCH 31, 2006 (UNAUDITED)

                   FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                             CONTRACTS TO RECEIVE
              ---------------------------------------------------
                                                                         NET             NET
                                                           IN         UNREALIZED      UNREALIZED
EXPIRATION               LOCAL             VALUE IN     EXCHANGE     APPRECIATION    DEPRECIATION
   DATE                CURRENCY*            U.S. $     FOR U.S. $    OF CONTRACTS    OF CONTRACTS
-----------   -------------------------   ----------   ----------   --------------   -------------
4/24/06       KRW        26,288,800,000   27,072,272   27,200,000   $           --   $   (127,728)
4/18/06       MXN           151,000,000   13,857,190   13,824,674           32,516             --
6/22/06       SGD            19,764,236   12,271,743   12,250,000           21,743             --
                                                                    --------------   -------------
                                                                    $       54,259   $   (127,728)
                                                                    --------------   -------------

                   FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                             CONTRACTS TO DELIVER
              ---------------------------------------------------
                                                                         NET              NET
                                                           IN         UNREALIZED      UNREALIZED
EXPIRATION               LOCAL             VALUE IN     EXCHANGE     APPRECIATION    DEPRECIATION
   DATE                CURRENCY*            U.S. $     FOR U.S. $    OF CONTRACTS    OF CONTRACTS
-----------   -------------------------   ----------   ----------   --------------   -------------
4/06/06       AUD            62,000,000   44,380,952   46,236,810   $    1,855,858   $         --
6/22/06       CAD            25,000,000   21,457,430   21,542,067           84,637             --
6/22/06       GBP            31,600,000   54,960,866   55,284,200          323,334             --
7/03/06       IDR       162,100,000,000   17,392,704   17,323,929               --        (68,775)
4/18/06       MXN           151,000,000   13,857,190   14,136,393          279,203             --
4/06/06       NZD            79,400,000   48,857,337   52,781,547        3,924,210             --
4/06/06       TRY            30,000,000   22,195,653   22,122,954               --        (72,699)
                                                                    --------------   -------------
                                                                    $    6,467,242   $   (141,474)
                                                                    --------------   -------------
Unrealized Appreciation/(Depreciation) of Forward
  Foreign Currency Contracts                                        $    6,521,501   $   (269,202)
                                                                    ==============   =============
Net Unrealized Appreciation of Forward Foreign Currency Contracts   $    6,252,299
                                                                    ==============

*     Please see page 4 for currency descriptions.


             See Notes to Quarterly Portfolio of Investments.             Page 5

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                 MARCH 31, 2006

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is computed based upon the value of the Fund's portfolio and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received minus accrued liabilities other than the principal amount of borrowings) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value, with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency-linked notes, credit-linked notes as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

B. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in net other assets and liabilities on the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the Schedule of Forward Foreign Currency Contracts.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

D. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

E. CREDIT DEFAULT SWAPS:

The Fund has entered into credit default swap contracts where the Fund is the "buyer" and the counterparty is the "seller". As a buyer of the credit default swap contracts, the Fund is obligated to pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default (e.g., grace period extension, obligation acceleration, repudiation/moratorium, or restructuring) relating to the security occurs or until the termination of the swap contract, whichever is first. If no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. If an event of default occurs, the counterparty must pay the

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                 MARCH 31, 2006

Fund the full notional value, or "par value", of the specified security. The amount of the cash payment from the counterparty to the Fund is based on the difference of the par value of the specified security that may have, through default, lost some, most or all of its value. Credit default swap transactions are entered into for hedging or investment purposes.

The Fund purchases credit default swap contracts in order to hedge against the risk of a fall in the capital price, or default, of debt securities it holds. This involves the risk that the swap may expire worthless and the credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The Fund may only enter into such transactions with counterparties rated A- or higher.

As of March 31, 2006, the Fund had no outstanding credit default swap contracts.

F. RESTRICTED SECURITIES:

The Fund may invest in restricted securities, which are defined as securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration to qualified institutional buyers. As of March 31, 2006, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

                                  ACQUISITION    CARRYING VALUE
SECURITY                              DATE          PER UNIT            COST
------------------                -----------    --------------     -----------
Banco do Brazil SA                  1/13/06         $   100.00     $ 4,000,000

                    2. UNREALIZED APPRECIATION/(DEPRECIATION)

As of March 31, 2006, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $23,097,959 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,551,548.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND

By (Signature and Title)*   /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                            James A. Bowen, Chairman of the Board, President and
                            Chief Executive Officer
                            (principal executive officer)

Date              MAY 23, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                            James A. Bowen, Chairman of the Board, President and
                            Chief Executive Officer
                            (principal executive officer)

Date              MAY 23, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date              MAY 23, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.